Related Party Transaction and Balances - Schedule of Transactions with Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Transactions with Related Parties [Line Items]
Rental revenue	¥ 30,832,990	$ 4,409,059	¥ 32,800,660	¥ 50,815,416
Rental Revenue [Member] | Lianwai Kindergarten [Member]
Schedule of Transactions with Related Parties [Line Items]
Rental revenue	377,143		754,285	754,285
Software License Income [Member] | Qiaoxiang Education [Member]
Schedule of Transactions with Related Parties [Line Items]
Rental revenue	226,415
Disposal of Qingtian International School [Member] | Qiaoxiang Education [Member]
Schedule of Transactions with Related Parties [Line Items]
Rental revenue				23,161,000
Revenue From Related Parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Rental revenue	¥ 603,558	$ 86,308	¥ 754,285	¥ 754,285